Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Exceptional Items [line items]
Restructuring	$ (47)	$ (59)
Business and asset disposal (including impairment losses)	(47)	(60)
Net impact on profit from operations	(94)	(119)
Exceptional net finance income/(expense)	368	(530)
Exceptional share of results of associates	9	104
Exceptional taxes	17	(133)
Exceptional non-controlling interest	5	3
Net impact on profit	$ 305	$ (675)